Net Loss Attributable To Common Stockholders Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Net Loss Attributable To Common Stockholders Per Share
(5) NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS PER SHARE
The Company computes basic loss per share by dividing the net loss attributable to common stockholders by the weighted average number of common shares outstanding for the period, without consideration for common stock equivalents. Diluted net loss per share assumes the conversion, exercise or issuance of all potential common stock equivalents, unless the effect of inclusion would be anti-dilutive. For purposes of this calculation, common stock shares to be issued upon exercise of all outstanding stock options and restricted stock units were excluded from the diluted net loss per share calculation for the three and six months ended June 30, 2024 and 2023 because such shares are anti-dilutive.
Outstanding anti-dilutive securities not included in the diluted net loss per share calculation include the following:

	As of June 30,
	2024	2023
Options to purchase common stock	8,299,737	2,991,710
Restricted stock units	1,476,715	—

Total	9,776,452	2,991,710

RENEO PHARMACEUTICALS INC [Member]
Net Loss Attributable To Common Stockholders Per Share
3. Net Loss Per Share
The Company computes basic loss per share by dividing the net loss attributable to common stockholders by the weighted average number of common shares outstanding for the period, without consideration for common stock equivalents. Diluted net loss per share assumes the conversion, exercise or issuance of all potential common stock equivalents, unless the effect of inclusion would be anti-dilutive. For purposes of this calculation, common stock shares to be issued upon exercise of all outstanding stock options and vesting of restricted stock units were excluded from the diluted net loss per share calculation for the three and six months ended June 30, 2024 and 2023 because such shares are anti-dilutive.
Historical outstanding anti-dilutive securities not included in the diluted net loss per share calculation include the following:

	As of June 30,
	2024	2023
Common stock options outstanding	467,129	600,118
Unvested restricted stock units	31,150	36,450

Total	498,279	636,568

3. Net Loss Per Share
The Company computes basic loss per share by dividing the net loss attributable to common stockholders by the weighted average number of common shares outstanding for the period, without consideration for common stock equivalents. Diluted net loss per share assumes the conversion, exercise or issuance of all potential common stock equivalents, unless the effect of inclusion would be anti-dilutive. For p urpo
ses of this calculation, common stock shares to be issued upon exercise of all outstanding stock options and vesting of restricted stock units were excluded from the diluted net loss per share calculation for the years ended December 31, 2023 and 2022 because such shares are anti-dilutive.
Historical outstanding anti-dilutive securities not included in the diluted net loss per share calculation include the following:

	As of December 31,
	2023	2022
Common stock options outstanding	530,125	587,774
Unvested restricted stock units	32,650	32,950

Total	562,775	620,724